DISCONTINUED OPERATIONS - Income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATIONAL CONTEXT
Net operating revenue	R$ 37,158,908	R$ 34,074,233	R$ 34,626,834
OPERATING PROFIT BEFORE FINANCIAL RESULT	11,017,128	5,164,104	9,783,287
Net financial result	(12,002,121)	(4,373,595)	(1,441,954)
Other Income and Expenses	651,280	186,924	1,210,754
PROFIT BEFORE TAXES	1,396,363	4,333,995	10,974,275
Profit (loss) from discontinued operations	(332,014)	986,785	(85,230)
Discontinued operations.
OPERATIONAL CONTEXT
Net operating revenue		2,050,414	3,004,947
Operating costs		(1,028,577)	(2,282,619)
Operating expenses		(360,765)	(517,680)
OPERATING PROFIT BEFORE FINANCIAL RESULT		661,072	204,648
Net financial result	(332,014)	(356,990)	(629,925)
Result from equity investments		(68,490)	360,128
Other Income and Expenses		896,658
PROFIT BEFORE TAXES	(332,014)	1,132,250	(65,149)
Income tax and social contribution expense		(145,465)	(20,081)
Profit (loss) from discontinued operations	R$ (332,014)	R$ 986,785	R$ (85,230)